DUNHAM FUNDS

Supplement dated July 1, 2009

to the Prospectuses dated March 2, 2009, as supplemented

The Board of Trustees has approved a change in the fulcrum fee payable to Rigel Capital, LLC, the Sub-Adviser to the Dunham Large Cap Growth Fund (the “Fund”), effective July 1, 2009.  The sub-advisory fulcrum fee range, for this specific Sub-Adviser, was changed from 0.00%-1.00% to 0.10%-0.90%.  As a result, the “Fees and Expenses of the Funds” table and the “Management of the Funds” section of each Prospectus have been revised as set forth below.  For more information about the fulcrum fee arrangement, see “Management of the Funds” in each Prospectus.

Class A

On page 39 of the prospectus the fees and expenses of the Fund have been revised as follows:

Shareholder Fees (fees paid directly from your investment)	Dunham Large Cap Growth Fund
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%
Maximum Sales Charge on Reinvested Dividends / Distributions (as a % of offering price)	NONE
Redemption Fee	NONE
Exchange Fee	NONE
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (1)	1.35%(12)
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(2)	0.37%
Acquired Fund Fees and Expenses	0.00%*
Total Annual Fund Operating Expenses(3)	1.97%

(1)Management fees include Advisory and Sub-Advisory fees. The Adviser receives a fixed fee paid monthly at a specified annual rate of the Fund’s average daily net assets.  The Sub-Adviser receives a fulcrum fee, which will vary based on the sub-adviser’s performance over a rolling 12 month period against the Fund’s designated benchmark.  The Sub-Adviser is rewarded when performance exceeds the benchmark and is penalized when performance is short of the benchmark.  No adjustment is made to the sub-advisory fees if the performance falls within the “null zone,” i.e. a range where performance differences are not meaningful. The management fees calculated above are stated as a percentage of average net assets for the fiscal year ended October 31, 2008.  These are not the same as the average assets used to calculate the performance portion of the fulcrum fee as specified under the sub-advisory agreements.  Therefore, some of the management fee percentage calculations stated above may go outside the ranges described in the Prospectus.

(2) “Other Expenses” include dividend expenses related to short sales. In order to reduce Fund expenses, Fund service providers may waive a portion of their fees. Such waivers or reductions are voluntary and may be terminated at any time.

(3)In order to reduce Fund expenses, Fund service providers may waive a portion of their fees. Such waivers or reductions are voluntary and may be terminated at any time.

(12)For the last fiscal year, the Large Cap Growth Fund underperformed the Russell 1000 Growth Index, which reduced the sub-advisory fee.  The Fund’s management fees can range from 0.75% to 1.55%.  Management fees are restated to reflect the current sub-advisory agreement fee structure and therefore do not agree with the fees stated in the Financial Highlights in the Annual Report.

(*)Acquired Fund Fees and expenses of one basis point or less are reflected in other expenses.

On page 40 of the prospectus the example table has been revised as follows:

	Year 1	Year 3	Year 5	Year 10
LC Growth	$763	$1,158	$1,576	$2,739

Class C

On page 37 of the prospectus the fees and expenses of the Fund have been revised as follows:

Shareholder Fees (fees paid directly from your investment)	Dunham Large Cap Growth Fund
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Maximum Sales Charge on Reinvested Dividends / Distributions (as a % of offering price)	NONE
Redemption Fee	NONE
Exchange Fee	NONE
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (1)	1.35%(12)
Distribution and Service (12b-1) Fees	1.00%
Other Expenses(2)	0.37%
Acquired Fund Fees and Expenses	0.00%*
Total Annual Fund Operating Expenses(3)	2.72%

1)Management fees include Advisory and Sub-Advisory fees. The Adviser receives a fixed fee paid monthly at a specified annual rate of the Fund’s average daily net assets.  The Sub-Adviser receives a fulcrum fee, which will vary based on the sub-adviser’s performance over a rolling 12 month period against the Fund’s designated benchmark.  The Sub-Adviser is rewarded when performance exceeds the benchmark and is penalized when performance is short of the benchmark.  No adjustment is made to the sub-advisory fees if the performance falls within the “null zone,” i.e. a range where performance differences are not meaningful. The management fees calculated above are stated as a percentage of average net assets for the fiscal year ended October 31, 2008.  These are not the same as the average assets used to calculate the performance portion of the fulcrum fee as specified under the sub-advisory agreements.  Therefore, some of the management fee percentage calculations stated above may go outside the ranges described in the Prospectus.

(2) “Other Expenses” include dividend expenses related to short sales. In order to reduce Fund expenses, Fund service providers may waive a portion of their fees. Such waivers or reductions are voluntary and may be terminated at any time.

(3)In order to reduce Fund expenses, Fund service providers may waive a portion of their fees. Such waivers or reductions are voluntary and may be terminated at any time.

(12)For the last fiscal year, the Large Cap Growth Fund underperformed the Russell 1000 Growth Index, which reduced the sub-advisory fee.  The Fund’s management fees can range from 0.75% to 1.55%.  Management fees are restated to reflect the current sub-advisory agreement fee structure and therefore do not agree with the fees stated in the Financial Highlights in the Annual Report.

(*)Acquired Fund Fees and expenses of one basis point or less are reflected in other expenses.

On page 38 of the prospectus the example table has been revised as follows:

	Year 1	Year 3	Year 5	Year 10
LC Growth	$275	$844	$1,440	$3,051

Class N

On page 38 of the prospectus the fees and expenses of the Fund have been revised as follows:

Shareholder Fees (fees paid directly from your investment)	Dunham Large Cap Growth Fund
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Maximum Sales Charge on Reinvested Dividends / Distributions (as a % of offering price)	NONE
Redemption Fee	NONE
Exchange Fee	NONE
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (1)	1.35%(12)
Distribution and Service (12b-1) Fees	NONE
Other Expenses(2)	0.37%
Acquired Fund Fees and Expenses	0.00%*
Total Annual Fund Operating Expenses(3)	1.72%

(1)Management fees include Advisory and Sub-Advisory fees. The Adviser receives a fixed fee paid monthly at a specified annual rate of the Fund’s average daily net assets.  The Sub-Adviser receives a fulcrum fee, which will vary based on the sub-adviser’s performance over a rolling 12 month period against the Fund’s designated benchmark.  The Sub-Adviser is rewarded when performance exceeds the benchmark and is penalized when performance is short of the benchmark.  No adjustment is made to the sub-advisory fees if the performance falls within the “null zone,” i.e. a range where performance differences are not meaningful. The management fees calculated above are stated as a percentage of average net assets for the fiscal year ended October 31, 2008.  These are not the same as the average assets used to calculate the performance portion of the fulcrum fee as specified under the sub-advisory agreements.  Therefore, some of the management fee percentage calculations stated above may go outside the ranges described in the Prospectus.

(2) “Other Expenses” include dividend expenses related to short sales. In order to reduce Fund expenses, Fund service providers may waive a portion of their fees. Such waivers or reductions are voluntary and may be terminated at any time.

(3)In order to reduce Fund expenses, Fund service providers may waive a portion of their fees. Such waivers or reductions are voluntary and may be terminated at any time.

(12)For the last fiscal year, the Large Cap Growth Fund underperformed the Russell 1000 Growth Index, which reduced the sub-advisory fee.  The Fund’s management fees can range from 0.75% to 1.55%.  Management fees are restated to reflect the current sub-advisory agreement fee structure and therefore do not agree with the fees stated in the Financial Highlights in the Annual Report.

(*)Acquired Fund Fees and expenses of one basis point or less are reflected in other expenses.

On page 39 of the prospectus the example table has been revised as follows:

	Year 1	Year 3	Year 5	Year 10
LC Growth	$175	$542	$933	$2,030

Management fees of each A, C and N class shares have been restated for the current fiscal year to reflect a reduction in the Performance Fee component of the sub-advisory portion of the management fee effective July 1, 2009.

The fulcrum fee table under “Management of the Funds” in each of the Class A, Class C and Class N prospectus was revised to reflect the change in the sub-advisory fulcrum fee range from 0.00%-1.00% to 0.10%-0.90%.

The section titled “Minimum Investments” on page 60 of the Class A Prospectus has been amended to include the following about fee waivers:

The minimum can also be waived by the Adviser for shareholders investing through a wrap program or similar arrangement.

The section titled “Minimum Investments” on page 56 of the Class N Prospectus is replaced with the following:

There is no minimum initial investment on a per Fund basis for Class N shares.  However, the minimum initial investment in Class N shares of the Dunham Funds, on an aggregate basis, is $100,000 for taxable accounts and $50,000 for tax-deferred accounts (“MIN”).  The MIN can be waived if the investor has, in the opinion of the Adviser, adequate intent and availability of assets to reach a future level of investment among the Funds that is equal to or greater than the MIN.  The MIN can also be waived by the Adviser for shareholders investing through a wrap program or similar arrangement.  There is no minimum subsequent investment amount for Class N shares.  If a Class N shareholder’s investment in the Dunham Funds falls below the MIN for reasons other than depreciation of the investment, the investor may receive a notice from the Adviser and will be given a reasonable amount of time to cure the deficiency.  If the deficiency is not cured within such time, the Adviser reserves the right to convert the account to Class A shares (on a load waived basis) or take other appropriate measures.

This Supplement and the existing Statement of Additional Information dated March 2, 2009, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectuses, as supplemented, and the Statement of Additional Information dated March 2, 2009 have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Fund at 1-800-442-4358.

Supplement dated July 1, 2009